BALANCE SHEET (Parenthetical)	1 Months Ended		2 Months Ended
	Mar. 31, 2020 $ / shares	Feb. 29, 2020 $ / shares	Mar. 31, 2020 item $ / shares	Jun. 30, 2020 $ / shares shares	Mar. 05, 2020 shares	Jan. 24, 2020 $ / shares shares
Preferred shares, par value | $ / shares				$ 0.0001		$ 0.0001
Preferred shares, shares authorized				1,000,000		1,000,000
Preferred shares, shares issued				0		0
Preferred shares, shares outstanding				0		0
Par value per share | $ / shares				$ 0.0001
Common Stock, Shares, Outstanding					17,250,000
Class A common stock
Shares subject to possible redemption				66,158,889
Shares subject to possible redemption, par value per share | $ / shares				$ 10.00
Par value per share | $ / shares				$ 0.0001		$ 0.0001
Common shares, shares authorized				380,000,000		380,000,000
Common Stock, Shares, Issued				2,841,111		0
Common Stock, Shares, Outstanding				2,841,111		0
Class B common stock
Par value per share | $ / shares				$ 0.0001		$ 0.0001
Common shares, shares authorized				20,000,000		20,000,000
Common Stock, Shares, Issued				17,250,000		17,250,000
Common Stock, Shares, Outstanding				17,250,000		17,250,000
Shares subject to forfeiture						2,250,000
Class B common stock | Subsequent event
Common Stock, Shares, Outstanding					17,250,000
Number of stock splits | item			2
Number of shares issued per share upon stock split | $ / shares	$ 0.20	$ 0.25	$ 1.5